Note 47	12 Months Ended
Dec. 31, 2025
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Abstract]
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Text Block]	Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification
The breakdown of impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification by the nature of those assets in the consolidated income statements is as follows:

IMPAIRMENT OR REVERSAL OF IMPAIRMENT ON FINANCIAL ASSETS NOT MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS OR NET GAINS BY MODIFICATION (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Financial assets at fair value through other comprehensive income - Debt securities		(28)	58	42
Financial assets at amortized cost		6,101	5,687	4,386
Of which: recovery of written-off assets by cash collection	7.2.5	(396)	(403)	(369)
Total		6,073	5,745	4,428